Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents (including restricted cash of $18 and $3, respectively)	$ 419	$ 419
Short-term investments	5	7
Accounts receivable (net of allowance for doubtful accounts of $17 and $19, respectively)	527	592
Inventories:
Finished and in-process goods	262	254
Raw materials and supplies	105	103
Other current assets	81	72
Total current assets	1,399	1,447
Investment in unconsolidated entities	42	26
Deferred Income Taxes	348	4
Other assets, net	109	139
Property and equipment
Land	90	88
Buildings	305	298
Machinery and equipment	2,384	2,300
Property, plant and equipment, gross	2,779	2,686
Less accumulated depreciation	(1,612)	(1,477)
Property, plant and equipment, net	1,167	1,209
Goodwill	169	167
Other intangible assets, net	91	104
Total assets	3,325	3,096
Current liabilities
Accounts and drafts payable	418	381
Debt payable within one year	76	117
Affiliated debt payable within one year	0	2
Interest payable	63	61
Income taxes payable	4	15
Accrued payroll and incentive compensation	40	57
Other current liabilities	129	132
Total current liabilities	730	765
Long-term liabilities
Long-term debt	3,419	3,420
Long-term pension and post employment benefit obligations	309	223
Long-term deferred income taxes	18	72
Other long-term liabilities	166	156
Advance from affiliates	0	225
Total liabilities	4,642	4,861
Deficit
Common stock—$0.01 par value; 300,000,000 shares authorized, 170,605,906 issued and 82,556,847 outstanding at December 31, 2012 and 2011	1	1
Paid-in capital	752	533
Treasury stock, at cost—88,049,059 shares	(296)	(296)
Note receivable from parent	(24)	(24)
Accumulated other comprehensive income	(77)	17
Accumulated deficit	(1,673)	(1,997)
Total Momentive Specialty Chemicals Inc. shareholder’s deficit	(1,317)	(1,766)
Noncontrolling interest	0	1
Total deficit	(1,317)	(1,765)
Total liabilities and deficit	$ 3,325	$ 3,096